CONVERTIBLE DEBT - Convertible Debt (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
CONVERTIBLE DEBT
Beginning balance	€ 2,916
Accretion expense	1,298
Loss on remeasurement of derivative liability	94
Gain on settlement of convertible debt	(169)
Shares issued upon exercise of convertible debt	(2,704)
Repayment of convertible debt	(1,377)
Effect of movement in exchange rates	(58)
Ending balance	6,579
Convertible debt
CONVERTIBLE DEBT
Beginning balance	2,445
Accretion expense	1,298
Shares issued upon exercise of convertible debt	(2,314)
Repayment of convertible debt	(1,377)
Effect of movement in exchange rates	(52)
Derivative liability
CONVERTIBLE DEBT
Beginning balance	471
Loss on remeasurement of derivative liability	94
Gain on settlement of convertible debt	(169)
Shares issued upon exercise of convertible debt	(390)
Effect of movement in exchange rates	€ (6)